Inventory	12 Months Ended
Dec. 31, 2020
Inventory
Inventory
6.	INVENTORY

The following table reflects the details of inventory at December 31:

	2020	2019	2018

Raw materials	$-	$-	$98,370
Finished goods	-	-	212,361
Work in process	-	-	126,102

	$-	$-	$436,833

The Company disposed of its inventory upon the sale of DenseLight on November 8, 2019.